Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2025
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently issued accounting pronouncements	Recently issued accounting pronouncements
(a)Recently adopted accounting pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update enhance the transparency and decision-usefulness of income tax disclosures in the notes to financial statements, through improvements to disclosures primarily related to the rate reconciliation and income taxes paid. The Company adopted the new guidance for the year ended December 31, 2025. The expanded disclosures are presented in note 16.
(b)Recently issued accounting guidance not yet adopted
In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting Improvements, to more closely align hedge accounting with the economics of an entity's risk management activities. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026. Early adoption is permitted. The Company is currently assessing the relevant disclosure.
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the scope, form and content, and required disclosures for interim financial statements under ASC 270. The amendments in this update are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted.
The Company is currently evaluating the impact of this guidance, which is not expected to have a material impact on its consolidated financial statements but may impact interim disclosures.
The Company considers the applicability and impact of all recently issued FASB accounting standard codification updates. ASUs that are not noted above were assessed and determined to be not applicable or not significant to the Company's consolidated financial statements for the year ended December 31, 2025.